Note 2 - Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Basis of Accounting [Text Block]

Note 2 – Basis of Presentation

The interim unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S., or U.S. GAAP, for interim financial information in accordance with the instructions to Form 10-Q and include accounts of Windtree Therapeutics, Inc. and its wholly owned subsidiaries. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete consolidated financial statements. Intercompany balances and transactions have been eliminated in consolidation. All adjustments (consisting of normally recurring accruals) considered for fair presentation have been included. Operating results for the three and six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025. The consolidated balance sheet at December 31, 2024 has been derived from the Company’s audited consolidated financial statements. There have been no changes to our significant accounting policies since December 31, 2024. The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with our annual audited consolidated financial statements and related notes as of and for the year ended December 31, 2024 contained in our Annual Report on Form 10-K for the year ended December 31, 2024.

The accompanying condensed consolidated financial statements reflect the 1-for-18 reverse split of our common stock that was approved by our Board of Directors and stockholders and made effective on April 19, 2024 and the 1-for-50 reverse split of our common stock that was approved by our Board of Directors and stockholders and made effective on February 20, 2025. All share and per share information herein that relates to our common stock prior to the effective date has been retroactively restated to reflect the reverse stock splits.

Note 2 – Basis of Presentation

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S., or U.S. GAAP, and include accounts of Windtree Therapeutics, Inc. and its wholly owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. All adjustments (consisting of normally recurring accruals) considered for fair presentation have been included.

The accompanying consolidated financial statements reflect the 1-for-18 reverse split of our common stock that was approved by our Board of Directors and stockholders and made effective on April 19, 2024 and the 1-for-50 reverse split of our common stock that was approved by our Board of Directors and stockholders and made effective on February 20, 2025. All share and per share information herein that relates to our common stock prior to the effective date has been retroactively restated to reflect the reverse stock splits.